ETF OPPORTUNITIES TRUST

AMERICAN CONSERVATIVE VALUES ETF (ACVF)

AMERICAN CONSERVATIVE VALUES SMALL-CAP ETF (ACVS)

(the “Funds”)

Supplement dated October 11, 2023
to the Summary Prospectus, Prospectus and the Statement of Additional Information (“SAI”) dated November 30, 2022

Effective immediately, the Funds’ sub-adviser, Vident Investment Advisory, LLC, has changed its name to Vident Asset Management. Therefore, all references to Vident Investment Advisory, LLC in the Funds’ Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with Vident Asset Management.

Accordingly, the first three sentences of the section in the Funds’ Prospectus titled “MANAGEMENT - The Sub-Adviser” are restated as follows:

The Sub-Adviser. The Adviser has retained Vident Advisory, LLC (the “Sub-Adviser”), located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009, to serve as the trading sub-adviser for the Funds. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. The Sub-Adviser was established in 2016 and is owned by Vident Capital Holdings, LLC.

The last two sentences of the section of the Funds’ SAI titled “MANAGEMENT AND OTHER SERVICE PROVIDERS - The Sub-Adviser” are restated as follows:

The Sub-Adviser was established in 2016 and is owned by Vident Capital Holdings, LLC. Vident Capital Holdings, LLC is controlled by MM VAM, LLC, which is owned by Casey Crawford.

The following table replaces in its entirety the table in the section titled “TRUSTEES AND OFFICERS OF THE TRUST – Officers Who Are Not Trustees” in the SAI:

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David Bogaert (59) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration), October 2013 – present.

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
Thomas A. Carter (56) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007-November 2018. Garden leave November 2018-September 2019.
Karen M. Shupe (59) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (68) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (54) Secretary	Indefinite, Since December 2019	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Holly B. Giangiulio (61) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Laura Wright (50) Assistant Secretary	Indefinite, Since July 2022	Managing Director of Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
J. Stephen King (60) Assistant Secretary	Indefinite, Since September 2022	Attorney, Practus, LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (55) Assistant Secretary	Indefinite, Since September 2022	Counsel, Practus, LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.
Soth Chin (57) Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Fit Compliance, LLC (financial services compliance and consulting firm) since October 2016.
Julian G. Winters (54) Assistant Chief Compliance Officer	Indefinite, Since March 2023	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

* * * * * * * *

This Supplement and the existing Summary Prospectus, Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Summary Prospectus, Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-888-909-6030.